Employee Compensation - Summary of Cash payments in connection with employee future benefit plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Pension Plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Net contributions to defined benefit plans	$ 7	$ 24
Contributions to defined contribution plans	271	176
Benefits paid directly to pensioners	43	34
Cash payments made for employee future benefit plans	321	234
Other employee future benefit plans [member]
Disclosure of defined benefit plans and defined contribution plans [Line Items]
Benefits paid directly to pensioners	45	40
Cash payments made for employee future benefit plans	$ 45	$ 40